Summary of Significant Accounting Policies (Details) - Schedule of Property and Equipment are Stated at Cost Less	6 Months Ended
Jun. 30, 2023
Property, Plant and Equipment [Line Items]
Leasehold improvement	Lesser of useful life and lease term
Bakery production equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Bakery production equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	8 years
Office equipment and furniture [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Office equipment and furniture [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Transportation vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years